Shareholders' equity	12 Months Ended
Jun. 30, 2022
Shareholders' equity
Shareholders' equity

17.Shareholders’ equity

(i)	Share capital

The Company’s authorized share capital consists of an unlimited number of common shares without par value. As at June 30, 2022 and 2021, the Company’s issued and outstanding common shares consist of the following:

	June 30, 2022	June 30, 2021
	#	#
Shares issued and outstanding:
Outstanding, beginning of the year	19,021,642	10,869,676
Shares issued for business combinations (Note 20)	1,494,536	3,018,685
Shares issued for acquisition costs (Note 20)	—	18,456
Shares issued as instalment for shares to be issued (Note 20)	857,142	—
Shares issued through short form prospectus	—	5,000,857
Shares issued upon exercise of options	66,340	113,968
Rounding of fractional shares in 2021 after share consolidation	(28)	—
Outstanding, end of the year	21,439,632	19,021,642

On March 28, 2022, the Company acquired NetFortris Corporation and issued 1,494,536 common shares valued in the amount of $16,801 as part of the consideration (Note 20).

17.Shareholders’ equity (continued)

(i)	Share capital (continued)

On March 31, 2021, the Company acquired StarBlue Inc. and issued 3,018,685 common shares valued in the amount of $66,873 as part of the consideration, and 18,456 common shares valued in the amount of $330 as part of the acquisition costs (Note 20). Under the terms of the agreement, a further 12,695,600 common shares valued in the amount of $192,102 are to be issued in instalments commencing on April 1, 2022. On April 5, 2022, 857,142 common shares were issued to StarBlue sellers in accordance with the instalment schedule defined in the share purchase agreement. Following this issuance 11,838,458 common shares remain to be issued and the remaining $179,132 discounted value of the common shares is recorded as shares to be issued in the consolidated statements of changes in shareholders’ equity.

On July 30, 2020, the Company closed its short-form prospectus offering with 5,000,857 common shares being issued at a price of CAD$16.10 per common share including 652,285 common shares issued upon the exercise in full of the over-allotment option grant to the Underwriter for aggregate gross proceeds of CAD $80,514 and net proceeds of CAD $75,283 ($56,295).

During the year ended June 30, 2022, a total of 66,340 (June 30, 2021 – 113,968) options were exercised for cash consideration of $532 (June 30, 2021 - $228), and the Company recorded a charge of $267 (June 30, 2021 – $153) from contributed surplus to share capital.

(ii)	Stock options

During the year ended June 30, 2020, the shareholders of the Company amended the stock option plan (the “plan”) for officers, employees and consultants of the Company. The number of common shares that may be set aside for issuance under the plan (and under all other management stock option and employee stock option plans) is limited to 10% of the outstanding common shares of the corporation provided that the Company complies with the provisions of policies, rules and regulations of applicable securities legislation. The maximum number of common shares that may be reserved for issuance to any one person under the plan is 5% of the common shares outstanding at the time of grant (calculated on a non-diluted basis) less the number of common shares reserved for issuance to such person under any stock option to purchase common shares granted as a compensation or incentive mechanism. Any common shares subject to a stock option, which for any reason are terminated, cancelled, exercised, expired, or surrendered will be available for a subsequent grant under the plan, subject to regulatory requirements.

The stock option price of any common shares cannot be less than the closing price or the minimum price as determined by applicable regulatory authorities of the relevant class or series of shares, on the day immediately preceding the day on which the stock option is granted.

Stock options granted under the plan may be exercised during a period not exceeding five years from the date of grant, subject to earlier termination on the termination of the optionee’s employment, on the optionee’s ceasing to be an employee, officer or director of the Company or any of its subsidiaries, as applicable, or on the optionee’s retiring, becoming permanently disabled or dying, subject to certain grace periods to allow the optionee or his or her personal representative time to exercise such stock options. The stock options are non-transferable. The plan contains provisions for adjustment in the number of common shares issuable thereunder in the event of the subdivision, consolidation, reclassification or change of the common shares, a merger, or other relevant changes in the Company’s capitalization. The board of directors may, from time to time, amend or revise the terms of the plan or may terminate the plan at any time.

17.Shareholders’ equity (continued)

(ii)Stock options (continued)

The following table shows the movement in the stock option plan:

	Number	Weighted
Measurement date	of options	average price
	#	$
Balance, July 1, 2020	642,600	7.96
Granted	1,102,571	24.12
Exercised	(113,968)	(1.91)
Expired	(3,429)	(8.19)
Forfeited	(40,464)	(10.86)
Balance, June 30,2021	1,587,310	19.55

Granted	590,211	13.92
Exercised	(66,340)	(8.07)
Forfeited	(290,644)	(17.80)
Cancelled	(612,497)	(27.10)
Rounding of fractional shares	(132)	—
Balance, June 30, 2022	1,207,908	14.02

The Company uses the fair value method to account for all share-based awards granted to employees, officers, and directors. The estimated fair value of most stock options granted is determined using the Black-Scholes option pricing model and is recorded as a charge to the consolidated statement of income (loss) and comprehensive income (loss) over the vesting period of the stock options, with a corresponding increase to contributed surplus. Stock options are granted at a price equal to or above the fair value of the common shares on the day immediately preceding the date of the grant. The consideration received on the exercise of stock options is added to stated capital at the time of exercise.

The Company authorized and granted 62,857 options to an officer on September 30, 2021 in accordance with the Company’s stock option plan. The options contain an exercise price equal to the closing market price of the Company’s common shares on September 30, 2021. The options vest as follows:

a)	20,952 of these options shall vest if the Company’s share price is at or above CAD $33.25 (CAD equivalent of the 30-day VWAP) on or before June 30, 2023 tested at each month end.
b)	20,952 of these options shall vest if the Company’s share price is at or above CAD $39.90 (CAD equivalent of the 30-day VWAP) on or before June 30, 2024 tested at each month end.
c)	20,953 of these options shall vest if the Company’s share price is at or above CAD $47.88 (CAD equivalent of the 30-day VWAP) on or before June 30, 2025 tested at each month end.
d)	If for any of the tranches above, the vesting target share price is not met, one half of that tranche can be recovered if the subsequent vesting target share price is met (limited to a single tranche look back).

17.Shareholders’ equity (continued)

(ii)Stock options (continued)

The options granted had a service condition as well as a market performance condition linked to share price. The fair value of the options was determined using Monte Carlo simulation. The fair value for each tranche was in the range of CAD $7.46 – CAD $8.87 per option with vesting dates between April 30, 2022 and February 28, 2023.

On September 30, 2021, the Company granted 222,854 stock options to employees, officers, and directors at a strike price of $18.62 vesting over a period of four years. On March 30, 2022 the Company granted 55,000 options to employees and officers with a strike price of $14.23 vesting over a period of four years. On June 30, 2022 the Company granted 249,500 options to employees and officers with a strike price of $8.47.

On February 9, 2021, the Company granted 814,286 stock options to employees, officers, and directors at a strike price of $26.97 vesting over a period of four years. On June 30,2021, the Company granted 288,285 stock options to employees, officers, and directors at a strike price of $17.34.

	2022		2021

Share price	$8.47 - $18.62		$17.34 - $26.97
Exercise price	$8.47 - $18.62		$17.34 - $26.97
Expected volatility	57.63% - 60.16%		62.27% - 65.55%
Expected option life	4.5 - 5	years	5	years
Risk-free interest rate	0.78% - 2.58%		0.33% - 0.71%

17.Shareholders’ equity (continued)

(ii)Stock options (continued)

The following table summarizes information about the stock options outstanding and exercisable at the end of each year:

	June 30, 2022		June 30, 2021
	Number of	Weighted	Number of	Weighted
	stock options	average	stock options	average
	outstanding and	remaining	outstanding	remaining
Exercise price	exercisable	contractual life	and exercisable	contractual life
$3.01 - $5.00	23,299	0.50	23,586	1.50
$5.01 - $10.00	51,881	1.49	68,535	2.54
$10.01 - $15.00	104,313	2.93	75,750	3.92
$15.01 - $18.00	45,808	4.00	—	—
$18.01 - $27.00	35,951	3.61	—	—
	261,252	2.71	167,871	3.02

For the year ended June 30, 2022, the Company recognized share-based compensation expense in the amount of $9,929 (June 30, 2021 - $3,758).

(iii)	Earnings (loss) per share

Both the basic and diluted earnings (loss) per share have been calculated using the net income (loss) attributable to the shareholders of the Company as the numerator.

	2022	2021
Number of shares:
Weighted average number of shares outstanding	19,636,797	16,248,616
Shares to be issued	11,838,458	12,695,600
Weighted average number of shares used in basic earnings per share	31,475,255	28,944,216
Shares deemed to be issued in respect of options and warrants	—	238,217
Weighted average number of shares used in diluted earnings per share	31,475,255	29,182,433
Net income (loss) for the year	(110,780)	282
Earnings (loss) per share:
Basic earnings (loss) per share	$(3.520)	$0.010
Diluted earings (loss) per share	$(3.520)	$0.010